Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.9%)
The Dow Chemical Co.
2.100%, 11/15/30	3,219,000	3,103
3.600%, 11/15/50	1,164,000	1,173
4.375%, 11/15/42	541,000	614
LYB International Finance III, LLC
3.375%, 10/1/40	3,139,000	3,105
3.625%, 4/1/51	2,538,000	2,500
NewMarket Corp. 2.700%, 3/18/31	4,956,000	4,835
Newmont Corp. 2.250%, 10/1/30	6,610,000	6,439
Nucor Corp. 2.700%, 6/1/30	1,181,000	1,206
Reliance Steel & Aluminum Co. 2.150%, 8/15/30	3,475,000	3,335
Teck Resources, Ltd.
3.900%, 7/15/30	951,000	994
6.125%, 10/1/35	498,000	611
6.250%, 7/15/41	742,000	913
Westlake Chemical Corp.
4.375%, 11/15/47	1,624,000	1,762
5.000%, 8/15/46	26,000	30

Total		30,620

Communications (2.3%)
Amazon.com, Inc.
2.500%, 6/3/50	180,000	161
2.700%, 6/3/60	492,000	436
AT&T, Inc.
2.250%, 2/1/32	2,443,000	2,324
3.000%, 6/30/22	2,593,000	2,665
3.100%, 2/1/43	530,000	495
3.500%, 6/1/41	1,119,000	1,104
3.500%, 9/15/53 144A	1,874,000	1,732
3.550%, 9/15/55 144A	1,882,000	1,722
3.800%, 12/1/57 144A	2,009,000	1,911
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	2,179,000	2,067
3.900%, 6/1/52	1,773,000	1,702
4.464%, 7/23/22	1,002,000	1,045
4.800%, 3/1/50	2,041,000	2,189
Comcast Corp.
1.500%, 2/15/31	3,766,000	3,494
1.950%, 1/15/31	1,500,000	1,445
3.750%, 4/1/40	2,566,000	2,815
3.950%, 10/15/25	745,000	832
4.150%, 10/15/28	1,275,000	1,459
4.600%, 10/15/38	2,576,000	3,110
NTT Finance Corp. 1.162%, 4/3/26 144A	5,229,000	5,160
Telefonica Emisiones SA 5.520%, 3/1/49	834,000	1,019
T-Mobile USA, Inc.
1.500%, 2/15/26 144A	2,801,000	2,774

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
2.050%, 2/15/28 144A	6,797,000	6,664
3.500%, 4/15/25 144A	1,596,000	1,722
3.750%, 4/15/27 144A	6,807,000	7,441
Verizon Communications, Inc.
2.550%, 3/21/31	1,323,000	1,322
2.650%, 11/20/40	4,403,000	4,024
2.875%, 11/20/50	1,900,000	1,689
3.400%, 3/22/41	2,123,000	2,155
3.550%, 3/22/51	2,113,000	2,110
3.700%, 3/22/61	2,647,000	2,615
4.329%, 9/21/28	733,000	839
4.522%, 9/15/48	836,000	970
ViacomCBS, Inc.
4.200%, 5/19/32	661,000	739
4.375%, 3/15/43	311,000	336
4.600%, 1/15/45	202,000	226
5.850%, 9/1/43	734,000	937
Vodafone Group PLC 4.250%, 9/17/50	1,457,000	1,605

Total		77,055

Consumer, Cyclical (2.2%)
Costco Wholesale Corp. 1.600%, 4/20/30	7,065,000	6,766
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.500%, 10/20/25 144A	4,258,000	4,545
4.750%, 10/20/28 144A	3,611,000	3,926
General Motors Co. 5.400%, 4/1/48	1,325,000	1,571
General Motors Financial Co., Inc. 1.700%, 8/18/23	2,392,000	2,436
The Home Depot, Inc.
2.375%, 3/15/51	1,339,000	1,149
2.700%, 4/15/30	1,302,000	1,357
2.950%, 6/15/29	595,000	631
3.125%, 12/15/49	4,093,000	4,022
3.300%, 4/15/40	434,000	457
3.350%, 4/15/50	1,056,000	1,095
Hyundai Capital America
0.800%, 1/8/24 144A	3,321,000	3,292
1.250%, 9/18/23 144A	1,634,000	1,646
1.300%, 1/8/26 144A	3,262,000	3,188
1.800%, 10/15/25 144A	2,743,000	2,740
2.375%, 10/15/27 144A	1,634,000	1,639
Lowe’s Companies, Inc.
2.625%, 4/1/31	2,659,000	2,667
3.500%, 4/1/51	585,000	595
Marriott International, Inc.
2.850%, 4/15/31	4,536,000	4,452
4.625%, 6/15/30	412,000	461
5.750%, 5/1/25	1,939,000	2,225
McDonald’s Corp.
1.450%, 9/1/25	814,000	822
3.700%, 1/30/26	1,607,000	1,771

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Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Nissan Motor Acceptance Corp. 2.750%, 3/9/28 144A	1,653,000	1,639
Nissan Motor Co., Ltd.
3.522%, 9/17/25 144A	975,000	1,033
4.810%, 9/17/30 144A	721,000	791
Southwest Airlines Co.
4.750%, 5/4/23	2,250,000	2,429
5.125%, 6/15/27	3,364,000	3,868
Starbucks Corp.
1.300%, 5/7/22	1,334,000	1,348
3.350%, 3/12/50	1,066,000	1,043
3.500%, 11/15/50	2,314,000	2,316
Toyota Motor Corp. 1.339%, 3/25/26	4,228,000	4,217
Walmart, Inc.
3.050%, 7/8/26	986,000	1,071
4.050%, 6/29/48	24,000	29

Total		73,237

Consumer, Non-cyclical (4.9%)
AbbVie, Inc.
2.300%, 11/21/22	3,273,000	3,368
3.200%, 11/21/29	8,993,000	9,567
3.750%, 11/14/23	288,000	310
4.050%, 11/21/39	1,216,000	1,361
4.250%, 11/21/49	3,206,000	3,628
4.300%, 5/14/36	761,000	877
4.450%, 5/14/46	771,000	888
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	922,000	882
Adani Ports & Special Economic Zone, Ltd.
3.100%, 2/2/31 144A	369,000	350
4.200%, 8/4/27 144A	1,876,000	1,989
Aetna, Inc. 3.875%, 8/15/47	830,000	869
Altria Group, Inc.
2.350%, 5/6/25	455,000	472
2.450%, 2/4/32	1,237,000	1,182
3.400%, 2/4/41	3,391,000	3,146
3.875%, 9/16/46	2,174,000	2,109
4.000%, 2/4/61	1,397,000	1,292
AmerisourceBergen Corp. 2.700%, 3/15/31	1,668,000	1,664
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 2/1/36	2,967,000	3,476
4.900%, 2/1/46	2,687,000	3,209
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 7/15/42	959,000	985
4.150%, 1/23/25	2,212,000	2,458
4.375%, 4/15/38	3,117,000	3,543
4.600%, 4/15/48	2,801,000	3,207
Anthem, Inc. 2.250%, 5/15/30	1,279,000	1,259
BAT Capital Corp.
2.259%, 3/25/28	1,242,000	1,223
2.726%, 3/25/31	3,442,000	3,329
3.557%, 8/15/27	2,094,000	2,229
4.700%, 4/2/27	1,127,000	1,269

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.906%, 4/2/30	573,000	654
BAT International Finance PLC 1.668%, 3/25/26	3,525,000	3,489
Bristol-Myers Squibb Co.
0.750%, 11/13/25	1,044,000	1,028
1.450%, 11/13/30	2,200,000	2,055
2.350%, 11/13/40	841,000	765
2.550%, 11/13/50	3,255,000	2,893
3.400%, 7/26/29	1,371,000	1,498
3.900%, 2/20/28	1,623,000	1,826
4.250%, 10/26/49	123,000	145
4.350%, 11/15/47	504,000	600
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	2,791,000	2,792
3.250%, 8/15/26	2,834,000	3,013
3.750%, 9/25/27	1,960,000	2,150
Cigna Corp.
1.250%, 3/15/26	2,112,000	2,085
3.875%, 10/15/47	642,000	686
CVS Health Corp.
2.700%, 8/21/40	1,655,000	1,524
3.000%, 8/15/26	1,130,000	1,208
3.700%, 3/9/23	380,000	403
4.300%, 3/25/28	1,063,000	1,207
4.780%, 3/25/38	809,000	955
Danaher Corp.
2.600%, 10/1/50	822,000	727
3.350%, 9/15/25	1,050,000	1,146
DH Europe Finance II SARL
2.050%, 11/15/22	1,671,000	1,713
2.200%, 11/15/24	2,876,000	2,998
2.600%, 11/15/29	2,132,000	2,179
Element Fleet Management Corp.
1.600%, 4/6/24 144A	745,000	744
3.850%, 6/15/25 144A	2,148,000	2,263
The Estee Lauder Co., Inc.
1.950%, 3/15/31	3,167,000	3,069
Genentech, Inc.
5.250%, 7/15/35	1,293,000	1,638
Gilead Sciences, Inc.
1.200%, 10/1/27	528,000	506
1.650%, 10/1/30	1,703,000	1,598
2.600%, 10/1/40	1,816,000	1,669
2.800%, 10/1/50	1,839,000	1,634
4.000%, 9/1/36	930,000	1,020
The Leland Stanford Junior University 1.289%, 6/1/27	220,000	220
Merck & Co., Inc. 3.700%, 2/10/45	728,000	802
PayPal Holdings, Inc. 1.650%, 6/1/25	4,060,000	4,135
PerkinElmer, Inc. 3.625%, 3/15/51	1,585,000	1,622
Pfizer, Inc. 2.800%, 3/11/22	1,007,000	1,031
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	6,144,000	5,682
2.800%, 9/15/50	1,296,000	1,123
Royalty Pharma PLC
1.200%, 9/2/25 144A	1,077,000	1,055

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Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
3.550%, 9/2/50 144A	2,460,000	2,344
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	2,180,000	2,291
STERIS Irish FinCo Unlimited Company 3.750%, 3/15/51	2,987,000	3,009
Stryker Corp.
1.150%, 6/15/25	2,244,000	2,241
1.950%, 6/15/30	2,422,000	2,337
2.900%, 6/15/50	739,000	697
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	3,821,000	3,682
3.175%, 7/9/50	2,341,000	2,236
4.400%, 11/26/23	1,858,000	2,031
Thermo Fisher Scientific, Inc.
2.600%, 10/1/29	1,469,000	1,506
4.497%, 3/25/30	3,599,000	4,190
UnitedHealth Group, Inc.
2.750%, 5/15/40	803,000	790
2.900%, 5/15/50	1,875,000	1,795
3.750%, 10/15/47	369,000	403
3.875%, 8/15/59	573,000	640
Yale University
0.873%, 4/15/25	1,875,000	1,877
1.482%, 4/15/30	1,607,000	1,532

Total		163,292

Energy (2.8%)
Aker BP ASA
2.875%, 1/15/26 144A	295,000	305
4.000%, 1/15/31 144A	1,473,000	1,535
BP Capital Markets America, Inc.
1.749%, 8/10/30	2,143,000	2,024
2.772%, 11/10/50	2,571,000	2,242
3.194%, 4/6/25	2,614,000	2,813
3.379%, 2/8/61	892,000	827
3.543%, 4/6/27	2,630,000	2,878
Devon Energy Corp.
4.750%, 5/15/42	554,000	588
5.000%, 6/15/45	557,000	609
5.600%, 7/15/41	846,000	976
5.850%, 12/15/25	4,822,000	5,622
Diamondback Energy, Inc.
0.900%, 3/24/23	3,677,000	3,679
3.250%, 12/1/26	3,246,000	3,421
3.500%, 12/1/29	1,928,000	2,001
4.400%, 3/24/51	2,206,000	2,260
Enable Midstream Partners LP
3.900%, 5/15/24	291,000	310
4.150%, 9/15/29	1,235,000	1,284
4.400%, 3/15/27	2,092,000	2,261
4.950%, 5/15/28	3,539,000	3,902
Enbridge, Inc. 2.500%, 1/15/25	3,680,000	3,835
Energy Transfer Operating LP
5.250%, 4/15/29	844,000	961
6.000%, 6/15/48	429,000	493
6.050%, 6/1/41	487,000	557
Enterprise Products Operating LLC 3.950%, 1/31/60	2,148,000	2,152

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Equinor ASA 3.250%, 11/18/49	771,000	755
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 9/30/27 144A	3,135,000	3,134
2.160%, 3/31/34 144A	2,403,000	2,328
2.625%, 3/31/36 144A	1,480,000	1,415
2.940%, 9/30/40 144A	1,632,000	1,573
HollyFrontier Corp. 2.625%, 10/1/23	1,136,000	1,171
Marathon Oil Corp. 5.200%, 6/1/45	1,071,000	1,168
Oleoducto Central SA 4.000%, 7/14/27 144A	1,181,000	1,248
ONEOK Partners LP 6.650%, 10/1/36	1,130,000	1,417
ONEOK, Inc.
3.100%, 3/15/30	1,788,000	1,800
3.400%, 9/1/29	702,000	722
4.000%, 7/13/27	448,000	486
4.350%, 3/15/29	757,000	825
4.450%, 9/1/49	839,000	837
4.950%, 7/13/47	209,000	219
5.850%, 1/15/26	268,000	314
Petroleos del Peru SA 5.625%, 6/19/47 144A	1,002,000	1,053
Petroleos Mexicanos 2.460%, 12/15/25	3,209,500	3,347
Pioneer Natural Resources Co.
0.750%, 1/15/24	2,191,000	2,183
1.125%, 1/15/26	2,191,000	2,151
1.900%, 8/15/30	2,812,000	2,610
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29	2,059,000	2,053
4.900%, 2/15/45	455,000	445
Total Capital International 3.127%, 5/29/50	1,639,000	1,543
The Williams Cos., Inc. 2.600%, 3/15/31	4,498,000	4,396
WPX Energy, Inc. 5.250%, 9/15/24	6,397,000	7,093

Total		93,821

Financial (9.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 1/30/26	3,327,000	3,231
3.500%, 1/15/25	1,366,000	1,433
Agree LP 2.900%, 10/1/30	782,000	788
Ally Financial, Inc. 5.750%, 11/20/25	3,755,000	4,266
American International Group, Inc.
3.400%, 6/30/30	2,362,000	2,510
4.375%, 6/30/50	1,398,000	1,596
American Tower Corp.
1.600%, 4/15/26	2,132,000	2,137
2.700%, 4/15/31	1,599,000	1,601
The Andrew W. Mellon Foundation 0.947%, 8/1/27	1,280,000	1,246

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Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Antares Holdings LP 3.950%, 7/15/26 144A	2,214,000	2,233
Athene Global Funding 2.500%, 3/24/28 144A	4,258,000	4,248
Athene Holding, Ltd.
3.500%, 1/15/31	793,000	815
4.125%, 1/12/28	2,116,000	2,305
Banco Santander SA
1.849%, 3/25/26	3,600,000	3,593
2.958%, 3/25/31	1,000,000	994
Bank of America Corp.
1.197%, (US SOFR plus 1.010%), 10/24/26	8,006,000	7,902
1.319%, (US SOFR plus 1.150%), 6/19/26	4,735,000	4,721
1.658%, (US SOFR plus 0.910%), 3/11/27	5,705,000	5,722
1.898%, (US SOFR plus 1.530%), 7/23/31	3,248,000	3,051
1.922%, (US SOFR plus 1.370%), 10/24/31	1,757,000	1,653
2.015%, (ICE LIBOR USD 3 Month plus 0.640%), 2/13/26	536,000	549
2.456%, (ICE LIBOR USD 3 Month plus 0.870%), 10/22/25	2,909,000	3,049
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	2,951,000	2,924
2.592%, (US SOFR plus 2.150%), 4/29/31	3,391,000	3,384
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	5,576,000	5,799
3.500%, 4/19/26	536,000	588
Barclays PLC
1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	4,199,000	4,196
3.564%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.900%), 9/23/35	5,829,000	5,837
3.811%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.700%), 3/10/42	2,015,000	1,974
BNP Paribas SA 1.323%, (US SOFR plus 1.004%), 1/13/27 144A	3,818,000	3,734
Brighthouse Financial, Inc. 4.700%, 6/22/47	1,927,000	1,966
Brixmor Operating Partnership LP 2.250%, 4/1/28	739,000	725
Citigroup, Inc. 3.200%, 10/21/26	1,200,000	1,289
Credit Suisse Group AG
1.305%, (US SOFR plus 0.980%), 2/2/27 144A	4,221,000	4,087
2.193%, (US SOFR plus 2.044%), 6/5/26 144A	4,217,000	4,285
Crown Castle International Corp.
1.050%, 7/15/26	3,148,000	3,048
2.100%, 4/1/31	5,862,000	5,535
2.900%, 4/1/41	1,469,000	1,352
4.000%, 3/1/27	525,000	581
Danske Bank A/S
1.171%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.030%), 12/11/23 144A	4,230,000	4,253
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	5,186,000	5,238

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Deutsche Bank AG
2.129%, (US SOFR plus 1.870%), 11/24/26	5,531,000	5,545
3.729%, (US SOFR plus 2.757%), 1/14/32	1,323,000	1,283
Essex Portfolio LP 1.700%, 3/1/28	2,096,000	2,018
Federal Realty Investment Trust 3.950%, 1/15/24	1,452,000	1,576
FS KKR Capital Corp. 3.400%, 1/15/26	5,324,000	5,281
GE Capital Funding, LLC
3.450%, 5/15/25 144A	1,232,000	1,332
4.400%, 5/15/30 144A	1,880,000	2,128
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	3,796,000	4,345
GLP Capital LP / GLP Financing II, Inc.
4.000%, 1/15/30	868,000	903
5.300%, 1/15/29	1,061,000	1,189
The Goldman Sachs Group, Inc.
0.481%, 1/27/23	6,524,000	6,515
0.523%, 3/8/23	5,469,000	5,470
2.876%, (ICE LIBOR USD 3 Month plus 0.821%), 10/31/22	2,641,000	2,676
Golub Capital BDC, Inc.
2.500%, 8/24/26	1,574,000	1,540
3.375%, 4/15/24	4,690,000	4,851
HSBC Holdings PLC
1.589%, (US SOFR plus 1.290%), 5/24/27	6,191,000	6,093
1.645%, (US SOFR plus 1.538%), 4/18/26	2,234,000	2,235
JPMorgan Chase & Co.
1.040%, (US SOFR plus 0.695%), 2/4/27	10,511,000	10,252
1.045%, (US SOFR plus 0.800%), 11/19/26	5,860,000	5,723
1.764%, (US SOFR plus 1.105%), 11/19/31	3,214,000	2,998
2.083%, (US SOFR plus 1.850%), 4/22/26	4,618,000	4,743
2.182%, (US SOFR plus 1.890%), 6/1/28	3,219,000	3,252
Mid-America Apartments LP
1.700%, 2/15/31	991,000	910
3.600%, 6/1/27	160,000	174
3.750%, 6/15/24	2,464,000	2,666
3.950%, 3/15/29	1,055,000	1,164
4.000%, 11/15/25	1,286,000	1,427
4.300%, 10/15/23	1,077,000	1,164
Morgan Stanley
0.864%, (US SOFR plus 0.745%), 10/21/25	3,787,000	3,766
0.985%, (US SOFR plus 0.720%), 12/10/26	5,346,000	5,218
1.794%, (US SOFR plus 1.034%), 2/13/32	6,438,000	6,009
2.188%, (US SOFR plus 1.990%), 4/28/26	536,000	554
2.699%, (US SOFR plus 1.143%), 1/22/31	1,587,000	1,615
3.622%, (US SOFR plus 3.120%), 4/1/31	396,000	430
3.625%, 1/20/27	2,839,000	3,115
4.000%, 7/23/25	3,744,000	4,155
National Australia Bank, Ltd. 2.332%, 8/21/30 144A	2,946,000	2,783
Nationwide Mutual Insurance Co. 4.350%, 4/30/50 144A	1,638,000	1,719
Owl Rock Capital Corp. 3.400%, 7/15/26	6,132,000	6,211
Regency Centers LP 2.950%, 9/15/29	2,282,000	2,321

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Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Santander Holdings USA, Inc.
3.244%, 10/5/26	2,410,000	2,548
3.400%, 1/18/23	771,000	805
3.450%, 6/2/25	4,515,000	4,838
4.400%, 7/13/27	1,211,000	1,347
4.500%, 7/17/25	240,000	266
Santander UK Group Holdings PLC
1.532%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 8/21/26	7,002,000	6,944
SBL Holdings, LLC 5.000%, 2/18/31 144A	3,248,000	3,279
Scentre Group Trust 1/2 3.625%, 1/28/26 144A	1,655,000	1,788
Societe Generale SA
3.625%, 3/1/41 144A	1,843,000	1,773
3.653%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.000%), 7/8/35 144A	2,060,000	2,057
Spirit Realty LP
2.100%, 3/15/28	2,096,000	2,038
2.700%, 2/15/32	839,000	797
3.200%, 2/15/31	2,485,000	2,487
3.400%, 1/15/30	1,264,000	1,311
4.000%, 7/15/29	605,000	655
4.450%, 9/15/26	133,000	148
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	2,681,000	2,666
1.456%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 1/14/27 144A	2,225,000	2,172
Store Capital Corp.
2.750%, 11/18/30	1,859,000	1,819
4.500%, 3/15/28	3,964,000	4,363
4.625%, 3/15/29	1,339,000	1,490
Svensk Exportkredit AB 0.750%, 4/6/23	4,511,000	4,552
Truist Financial Corp. 1.267%, (US SOFR plus 0.609%), 3/2/27	628,000	620
Trust Fibra Uno 5.250%, 1/30/26 144A	1,646,000	1,819
TrustCo Bank Corp. 6.390%, 1/15/50 144A	1,811,000	1,996
UBS Group AG
2.095%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 2/11/32 144A	4,221,000	3,993
VEREIT Operating Partnership LP
2.200%, 6/15/28	1,125,000	1,104
2.850%, 12/15/32	1,531,000	1,483
3.400%, 1/15/28	1,114,000	1,174
Westpac Banking Corp.
2.668%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 1.750%), 11/15/35	3,723,000	3,533

Total		313,652

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Industrial (1.7%)
The Boeing Co.
2.196%, 2/4/26	3,993,000	3,981
3.250%, 2/1/28	2,262,000	2,340
3.625%, 2/1/31	2,278,000	2,383
3.750%, 2/1/50	660,000	632
5.805%, 5/1/50	707,000	890
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	1,057,000	1,022
3.300%, 9/15/51	2,021,000	2,027
3.550%, 2/15/50	533,000	558
Crowley Conro LLC 4.181%, 8/15/43	1,373,094	1,585
CSX Corp.
2.500%, 5/15/51	613,000	519
4.300%, 3/1/48	134,000	153
DAE Funding LLC
2.625%, 3/20/25 144A	2,654,000	2,667
3.375%, 3/20/28 144A	2,624,000	2,603
Flex, Ltd. 4.875%, 5/12/30	1,280,000	1,449
General Electric Co.
3.450%, 5/1/27	2,087,000	2,267
4.250%, 5/1/40	175,000	192
4.350%, 5/1/50	1,373,000	1,524
5.875%, 1/14/38	177,000	229
Hutama Karya Persero PT 3.750%, 5/11/30 144A	551,000	577
John Deere Capital Corp.
0.550%, 7/5/22	3,214,000	3,226
1.200%, 4/6/23	2,475,000	2,514
Northrop Grumman Corp.
2.930%, 1/15/25	150,000	160
3.250%, 8/1/23	3,064,000	3,268
3.250%, 1/15/28	1,891,000	2,028
4.030%, 10/15/47	1,087,000	1,209
5.150%, 5/1/40	1,117,000	1,401
Siemens Financieringsmaatschappij NV
0.650%, 3/11/24 144A	2,182,000	2,181
1.200%, 3/11/26 144A	2,182,000	2,157
Union Pacific Corp.
2.150%, 2/5/27	1,660,000	1,705
2.400%, 2/5/30	2,057,000	2,061
2.950%, 3/1/22	1,864,000	1,909
2.973%, 9/16/62 144A	1,601,000	1,425
3.150%, 3/1/24	889,000	951
3.750%, 2/5/70	332,000	340
United Technologies Corp.
3.650%, 8/16/23	213,000	228
3.950%, 8/16/25	1,511,000	1,678
4.450%, 11/16/38	1,403,000	1,626

Total		57,665

Metals/Mining (0.0%)
Teck Resources, Ltd. 5.200%, 3/1/42	1,243,000	1,365

Total		1,365

Select Bond Portfolio

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Pharmaceuticals (0.0%)
AbbVie, Inc. 4.400%, 11/6/42	263,000	306

Total		306

Pipelines (0.2%)
Energy Transfer Operating LP 4.050%, 3/15/25	5,046,000	5,452

Total		5,452

Technology (2.4%)
Apple, Inc.
1.200%, 2/8/28	2,626,000	2,529
1.650%, 2/8/31	2,626,000	2,504
2.375%, 2/8/41	1,050,000	975
2.550%, 8/20/60	2,459,000	2,116
2.650%, 5/11/50	2,587,000	2,352
2.650%, 2/8/51	2,626,000	2,400
2.800%, 2/8/61	1,050,000	943
4.250%, 2/9/47	755,000	899
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 1/15/27	793,000	861
Broadcom, Inc.
2.450%, 2/15/31 144A	1,828,000	1,725
3.150%, 11/15/25	1,369,000	1,459
3.419%, 4/15/33 144A	7,153,000	7,174
3.469%, 4/15/34 144A	2,166,000	2,173
4.150%, 11/15/30	1,874,000	2,023
Dell International LLC / EMC Corp.
4.900%, 10/1/26 144A	536,000	608
5.300%, 10/1/29 144A	1,071,000	1,253
6.100%, 7/15/27 144A	1,066,000	1,282
8.350%, 7/15/46 144A	1,134,000	1,725
Electronic Arts Inc. 1.850%, 2/15/31	1,812,000	1,709
Fidelity National Information Services, Inc.
1.150%, 3/1/26	2,096,000	2,061
1.650%, 3/1/28	2,096,000	2,050
2.250%, 3/1/31	1,048,000	1,029
HP, Inc. 2.200%, 6/17/25	3,375,000	3,483
Intel Corp.
3.100%, 2/15/60	758,000	716
3.250%, 11/15/49	1,072,000	1,078
3.734%, 12/8/47	162,000	174
KLA-Tencor Corp. 3.300%, 3/1/50	1,425,000	1,369
Micron Technology, Inc. 2.497%, 4/24/23	2,260,000	2,346
Microsoft Corp.
2.675%, 6/1/60	257,000	236
2.921%, 3/17/52	1,061,000	1,045
NVIDIA Corp.
3.500%, 4/1/40	529,000	569
3.500%, 4/1/50	2,978,000	3,145
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27 144A	1,805,000	1,918
3.875%, 6/18/26 144A	2,191,000	2,412
Oracle Corp.
1.650%, 3/25/26	3,251,000	3,277

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
2.300%, 3/25/28	3,251,000	3,291
2.625%, 2/15/23	1,387,000	1,436
2.800%, 4/1/27	3,203,000	3,373
2.875%, 3/25/31	3,360,000	3,420
2.950%, 11/15/24	745,000	795
3.650%, 3/25/41	2,168,000	2,194
3.950%, 3/25/51	1,517,000	1,564
4.100%, 3/25/61	434,000	449

Total		80,140

Utilities (2.8%)
AES Corp. 1.375%, 1/15/26 144A	2,260,000	2,203
Ameren Corp. 1.750%, 3/15/28	1,048,000	1,013
Black Hills Corp.
3.050%, 10/15/29	1,286,000	1,326
3.875%, 10/15/49	943,000	946
Consumers Energy Co. 2.500%, 5/1/60	889,000	738
Dominion Energy, Inc.
1.450%, 4/15/26	3,318,000	3,305
3.300%, 4/15/41	853,000	839
DTE Electric Co. 2.950%, 3/1/50	2,319,000	2,200
DTE Energy Co.
1.050%, 6/1/25	2,137,000	2,109
2.950%, 3/1/30	1,403,000	1,427
3.800%, 3/15/27	2,116,000	2,331
Duke Energy Carolinas LLC 2.550%, 4/15/31	1,070,000	1,077
Duke Energy Progress LLC 2.500%, 8/15/50	1,590,000	1,355
Entergy Arkansas LLC 2.650%, 6/15/51	1,403,000	1,233
Entergy Corp.
1.900%, 6/15/28	2,111,000	2,062
2.400%, 6/15/31	853,000	824
Evergy, Inc.
2.450%, 9/15/24	1,960,000	2,052
2.900%, 9/15/29	1,393,000	1,420
3.450%, 4/15/50	1,774,000	1,794
Eversource Energy 2.550%, 3/15/31	1,583,000	1,583
Exelon Corp. 4.700%, 4/15/50	1,725,000	2,066
Interstate Power & Light Co. 3.500%, 9/30/49	803,000	790
ITC Holdings Corp. 2.700%, 11/15/22	2,121,000	2,189
Metropolitan Edison Co. 4.300%, 1/15/29 144A	2,346,000	2,585
Mississippi Power Co.
3.950%, 3/30/28	2,587,000	2,852
4.250%, 3/15/42	1,553,000	1,708
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	2,679,000	2,688
2.250%, 6/1/30	1,714,000	1,677
Northern States Power Co.
2.250%, 4/1/31	1,599,000	1,597

Select Bond Portfolio

Corporate Bonds (29.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
3.200%, 4/1/52	1,066,000	1,069
Pacific Gas & Electric Co.
2.100%, 8/1/27	3,091,000	3,026
2.500%, 2/1/31	2,892,000	2,729
3.150%, 1/1/26	750,000	781
3.300%, 12/1/27	2,133,000	2,228
3.300%, 8/1/40	80,000	72
3.950%, 12/1/47	1,668,000	1,535
4.200%, 6/1/41	908,000	903
4.500%, 7/1/40	536,000	544
4.550%, 7/1/30	755,000	819
4.950%, 7/1/50	1,052,000	1,081
Pennsylvania Electric Co. 3.250%, 3/15/28 144A	889,000	913
Piedmont Natural Gas Company, Inc. 2.500%, 3/15/31	1,584,000	1,568
PPL Capital Funding, Inc.
3.100%, 5/15/26	2,550,000	2,717
3.400%, 6/1/23	298,000	314
4.125%, 4/15/30	2,726,000	3,064
5.000%, 3/15/44	857,000	1,021
Public Service Company of Colorado 1.875%, 6/15/31	2,411,000	2,306
Public Service Electric & Gas Co.
2.050%, 8/1/50	434,000	349
2.700%, 5/1/50	2,330,000	2,146
Southern California Edison Co.
4.125%, 3/1/48	1,173,000	1,229
4.650%, 10/1/43	251,000	285
The Southern Co. 1.750%, 3/15/28	1,572,000	1,529
Southern Co. Gas Capital Corp. 1.750%, 1/15/31	1,299,000	1,195
Tampa Electric Co.
2.400%, 3/15/31	1,586,000	1,576
3.450%, 3/15/51	1,269,000	1,281
Trans-Allegheny Interstate Line Co. 3.850%, 6/1/25 144A	739,000	793
Virginia Electric & Power Co. 2.450%, 12/15/50	1,540,000	1,316
WEC Energy Group, Inc.
0.800%, 3/15/24	2,671,000	2,670
1.375%, 10/15/27	1,534,000	1,482

Total		92,530

Total Corporate Bonds (Cost: $996,433)		989,135

Governments (31.8%)
Governments (31.8%)
Abu Dhabi Government International Bond 2.500%, 4/16/25 144A	3,855,000	4,064
Colombia Government International Bond 3.875%, 2/15/61	3,847,000	3,448
Japan Bank for International Cooperation 1.750%, 10/17/24	2,974,000	3,089
Republic of Chile 3.500%, 4/15/53	2,885,000	2,911
Republic of Paraguay 2.739%, 1/29/33 144A	1,412,000	1,356

Governments (31.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
5.400%, 3/30/50 144A	2,192,000	2,469
Republic of Peru
2.392%, 1/23/26	2,203,000	2,267
2.783%, 1/23/31	4,997,000	4,998
3.300%, 3/11/41	2,754,000	2,681
United Mexican States
2.659%, 5/24/31	4,710,000	4,442
3.750%, 4/19/71	3,082,000	2,674
3.771%, 5/24/61	601,000	531
4.350%, 1/15/47	1,156,000	1,147
4.500%, 4/22/29	4,793,000	5,314
4.600%, 2/10/48	1,173,000	1,201
4.750%, 3/8/44	1,392,000	1,467
US Treasury
0.125%, 5/31/22	10,084,000	10,087
0.125%, 9/30/22	16,289,000	16,288
0.125%, 10/31/22	36,571,000	36,567
0.125%, 12/31/22	42,449,000	42,431
0.125%, 2/28/23	20,069,000	20,056
0.125%, 3/31/23 b	62,301,000	62,260
0.125%, 8/15/23	36,731,000	36,646
0.125%, 9/15/23	7,029,000	7,010
0.125%, 10/15/23	24,055,000	23,976
0.125%, 1/15/24	42,389,000	42,177
0.250%, 3/15/24 b	75,263,000	75,063
0.250%, 9/30/25	18,471,000	18,016
0.250%, 10/31/25	34,529,000	33,621
0.375%, 11/30/25	26,043,000	25,474
0.375%, 12/31/25 b	52,938,000	51,699
0.500%, 8/31/27	28,652,000	27,235
0.750%, 3/31/26	42,971,000	42,598
1.125%, 2/15/31	26,180,000	24,736
1.125%, 5/15/40	54,471,000	44,445
1.125%, 8/15/40	59,663,000	48,513
1.250%, 3/31/28	26,679,000	26,404
1.375%, 11/15/40 b	59,348,000	50,483
1.375%, 8/15/50	16,828,000	13,131
1.375%, 5/31/21 b	58,323,000	58,448
1.375%, 1/31/25	10,219,000	10,514
1.500%, 10/31/24	20,660,000	21,367
1.500%, 11/30/24	20,490,000	21,186
1.625%, 11/15/50	40,887,000	34,070
1.750%, 11/30/21	2,820,000	2,852
1.750%, 2/28/22	1,821,000	1,849
1.875%, 2/15/41	28,262,000	26,315
1.875%, 2/15/51	22,279,000	19,773
2.000%, 2/15/23	13,942,000	14,419
2.500%, 2/15/45	16,907,000	17,260
3.125%, 5/15/21	14,286,000	14,339

Total		1,065,367

Total Governments (Cost: $1,097,768)		1,065,367

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,666

Select Bond Portfolio

Municipal Bonds (0.4%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Los Angeles Community College District, Series 2010-E 6.750%, 8/1/49 GO	1,130,000	1,853
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	3,091
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,374
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	3,833
The University of Texas System 2.439%, 8/15/49 RB	925,000	848

Total Municipal Bonds (Cost: $12,163)		13,665

Structured Products (43.5%)
Asset Backed Securities (8.3%)
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2A 1.100%, 3/20/23	288,538	289
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A 0.600%, 12/18/23	3,605,723	3,611
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3 0.530%, 6/18/25	2,928,000	2,935
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A 3.070%, 9/20/23 144A	1,041,000	1,074
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	2,229,000	2,319
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2
0.736%, (ICE LIBOR USD 1 Month plus 0.630%), 2/15/24	4,595,000	4,596
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
0.616%, (ICE LIBOR USD 1 Month plus 0.510%), 9/16/24	2,743,000	2,751
College Avenue Student Loans LLC, Series 2017-A, Class A1
1.759%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,260,072	1,284
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	1,021,250	1,075
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,940,224	1,999
College Avenue Student Loans LLC, Series 2021-A, Class A2 1.600%, 7/25/51 144A	3,015,000	2,980
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.190%, 7/15/31 144A	1,949,000	2,100
Ford Credit Auto Owner Trust, Series 2018-2, Class A 3.470%, 1/15/30 144A	5,875,000	6,269

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A 3.520%, 7/15/30 144A	6,576,000	7,083
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class A1 0.700%, 9/15/25	2,703,000	2,709
Navient Private Education Loan Trust, Series 2014-AA, Class A3
1.706%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,539,000	1,566
Navient Private Education Refi Loan Trust 2021-A 0.840%, 5/15/69 144A	1,648,427	1,643
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	497,890	508
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	2,892,293	3,089
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	4,629,079	4,754
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	3,453,619	3,545
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	5,402,647	5,650
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	4,048,000	4,158
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B
1.006%, (ICE LIBOR USD 1 Month plus 0.900%), 11/15/68 144A	3,022,000	3,012
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	2,369,000	2,409
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	1,811,616	1,830
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	4,564,343	4,582
Navient Student Loan Trust, Series 2016-AA, Class A2B
2.256%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	989,503	1,019
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	4,391,530	4,630
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	4,563,845	4,700
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	2,352,322	2,415
Navient Student Loan Trust, Series 2020-2A, Class A1A 1.320%, 8/26/69 144A	5,232,233	5,114

Select Bond Portfolio

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	447,103	454
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	2,483,846	2,499
Navient Student Loan Trust, Series 2020-IA, Class A1A 1.330%, 4/15/69 144A	9,493,830	9,398
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	8,037,000	8,030
Nelnet Student Loan Trust, Series 2004-3, Class A5
0.398%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	620,676	612
Nelnet Student Loan Trust, Series 2004-4, Class A5
0.378%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	3,236,199	3,199
Nelnet Student Loan Trust, Series 2005-1, Class A5
0.328%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	9,424,365	9,293
Nelnet Student Loan Trust, Series 2005-2, Class A5
0.287%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	9,128,031	8,889
Nelnet Student Loan Trust, Series 2005-3, Class A5
0.307%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	7,049,348	6,963
Nelnet Student Loan Trust, Series 2005-4, Class A4
0.367%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,183,352	1,143
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A 0.620%, 5/15/23	2,616,674	2,618
Santander Drive Auto Receivables Trust, Series 2020-3, Class A3 0.520%, 7/15/24	2,198,000	2,201
Santander Drive Auto Receivables Trust, Series 2020-4, Class A3 0.480%, 7/15/24	2,009,000	2,013
Santander Retail Auto Lease Trust, Series 2020-1, Class A3 2.030%, 2/15/24	1,231,000	1,243
Santander Revolving Auto Loan Trust, Series 2019-A, Class A 2.510%, 1/26/32 144A	3,120,000	3,272
SLM Student Loan Trust, Series 2003-1, Class A5C
0.934%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,337,603	1,308
SLM Student Loan Trust, Series 2007-2, Class A4
0.278%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	8,990,849	8,678

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2012-1, Class A3
1.059%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	5,658,519	5,586
SLM Student Loan Trust, Series 2012-2, Class A
0.809%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	4,891,916	4,741
SLM Student Loan Trust, Series 2012-6, Class A3
0.859%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,153,515	2,132
SMB Private Education Loan Trust, Series 2016-A, Class A2A 2.700%, 5/15/31 144A	2,850,287	2,934
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	1,429,004	1,463
SMB Private Education Loan Trust, Series 2016-B, Class A2B
1.556%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	3,903,302	3,944
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.206%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,526,699	1,540
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	1,750,718	1,848
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	7,807,421	8,285
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	5,507,848	5,519
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A 1.600%, 9/15/54 144A	5,477,000	5,509
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	23,779,793	23,458
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	14,006,000	14,062
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 2.760%, 12/26/36 144A	643,882	653
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
1.059%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	123,661	124
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
0.959%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	194,128	195
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
0.809%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	251,392	252

Select Bond Portfolio

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	169,130	173
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
0.609%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	114,973	115
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	3,231,320	3,283
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B 2.950%, 2/25/42 144A	1,224,076	1,249
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX 3.340%, 8/26/47 144A	3,510,019	3,631
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX 2.540%, 5/15/46 144A	4,500,000	4,631
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	3,816,327	3,876
Tesla Auto Lease Trust, Series 2021-A, Class A3 0.560%, 3/20/25 144A	1,251,000	1,250
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A 1.070%, 2/27/34 144A	6,411,000	6,366
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	1,338,582	1,329
Verizon Owner Trust, Series 2019-C, Class A1A 1.940%, 4/22/24	320,000	326

Total		277,985

Mortgage Securities (35.2%)
Angel Oak Mortgage Trust I LLC, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	2,624,537	2,675
Angel Oak Mortgage Trust I LLC, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	1,033,168	1,038
Angel Oak Mortgage Trust LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	750,294	764
BBCMS Mortgage Trust, Series 2021-C9, Class A5 2.299%, 2/15/54	1,143,000	1,129
Benchmark Mortgage Trust, Series 2021-B24, Class A5 2.584%, 3/15/54	1,580,000	1,600
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A S	2,121,136	2,172
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A S	2,382,742	2,436

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1 1.964%, 6/15/50	4,522	5
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	1,226,000	1,314
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	118,115	123
COLT Funding LLC, Series 2019-4, Class A1 2.579%, (AFC), 11/25/49 144A	1,562,299	1,576
COLT Mortgage Loan Trust, Series 2020-2, Class A1 1.853%, (AFC), 3/25/65 144A	1,777,788	1,793
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A4 4.258%, 8/10/50	1,350,000	1,457
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4 3.101%, 3/10/46	4,482,000	4,614
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A4 3.420%, 8/10/47	2,348,000	2,484
Commercial Mortgage Trust, Series 2015- LC21, Class A4 3.708%, 7/10/48	980,000	1,073
Commercial Mortgage Trust, Series 2015- LC23, Class A3 3.521%, 10/10/48	1,248,000	1,335
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4 3.504%, 6/15/57	1,424,000	1,537
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.807%, 11/15/48	1,085,000	1,191
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4 2.763%, 9/15/52	1,547,000	1,591
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3 2.805%, 3/17/54	3,146,000	3,210
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A3 3.329%, 6/15/52	1,989,000	2,124
Federal Home Loan Bank 3.500%, 11/1/49	7,138,277	7,563
Federal Home Loan Mortgage Corp.
2.827%, (ICE LIBOR USD 12 Month plus 1.641%), 5/1/49	2,442,345	2,550
3.000%, 2/1/50	503,205	534
3.500%, 4/1/49	2,268,050	2,465
4.000%, 1/1/35	75,331	83
4.000%, 1/1/36	135,655	149
4.000%, 10/1/36	846,280	928
4.000%, 3/1/37	412,151	454
4.000%, 8/1/38	4,287,369	4,625
4.000%, 11/1/48	5,348,826	5,886
4.000%, 7/1/49	26,283,880	28,871
4.500%, 6/1/39	100,858	112
4.500%, 7/1/39	130,801	148
4.500%, 11/1/48	2,798,627	3,105

Select Bond Portfolio

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 3/1/49	1,265,353	1,409
4.500%, 8/1/49	11,585,903	12,857
5.000%, 5/1/48	3,665,378	4,172
5.000%, 3/1/49	7,487,226	8,450
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	5,227,834	5,386
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	4,951,659	5,186
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	1,582,605	1,701
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	265,787	306
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	1,492,632	1,527
Federal Home Loan Mortgage Corp., Series 4426, Class QC 1.750%, 7/15/37	2,583,453	2,677
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	709,120	730
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	688,831	740
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	3,327,029	3,546
Federal Home Loan Mortgage Corp., Series 4897, Class F
0.456%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	527,321	531
Federal National Mortgage Association
2.500%, 12/1/35	9,322,952	9,850
2.500%, 2/1/36	6,728,109	7,096
2.500%, 3/1/36	13,854,000	14,624
2.500%, 9/1/50	19,214,722	19,838
2.500%, 10/1/50	18,585,615	19,212
2.687%, (ICE LIBOR USD 12 Month plus 1.586%), 1/1/46	5,915,553	6,180
2.764%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	1,653,285	1,724
3.000%, 1/1/43	3,535,523	3,756
3.000%, 2/1/50	304,782	323
3.000%, 7/1/60	25,747,231	27,497
3.500%, 6/1/49	802,469	854
3.500%, 11/1/49	11,527,100	12,216
4.000%, 9/1/33	1,628,714	1,749
4.000%, 12/1/36	142,454	157
4.000%, 10/1/37	937,651	1,027
4.000%, 9/1/45	830,308	925
4.000%, 1/1/46	3,681,511	4,101
4.000%, 2/1/47	2,387,006	2,631
4.000%, 4/1/47	972,244	1,069
4.000%, 10/1/47	656,725	728
4.000%, 7/1/48	12,022,770	13,241
4.000%, 9/1/48	2,729,996	2,983
4.000%, 10/1/48	2,263,442	2,467

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 11/1/48	2,439,126	2,665
4.000%, 12/1/48	1,938,097	2,152
4.000%, 2/1/49	3,573,318	3,940
4.000%, 5/1/49	2,007,495	2,217
4.000%, 12/1/49	2,149,072	2,365
4.500%, 5/1/34	56,586	63
4.500%, 6/1/41	114,812	129
4.500%, 3/1/43	1,565,966	1,790
4.500%, 3/1/44	1,229,432	1,405
4.500%, 10/1/45	2,424,887	2,771
4.500%, 2/1/46	70,497	79
4.500%, 6/1/48	950,876	1,081
4.500%, 7/1/48	2,887,042	3,268
4.500%, 8/1/48	4,799,867	5,372
4.500%, 10/1/48	10,862,944	12,092
4.500%, 11/1/48	1,369,978	1,557
4.500%, 1/1/49	7,552,631	8,441
4.500%, 2/1/49	4,145,975	4,634
4.500%, 6/1/49	3,385,932	3,790
4.500%, 7/1/49	8,446,880	9,424
4.500%, 8/1/49	3,074,703	3,442
4.500%, 3/1/50	3,660,743	4,105
4.500%, 4/1/50	3,320,440	3,771
4.500%, 1/1/59	5,889,516	6,800
5.000%, 7/1/44	206,713	233
5.000%, 10/1/48	740,825	838
5.000%, 12/1/48	2,427,987	2,710
5.000%, 6/1/49	16,444,906	18,665
5.000%, 8/1/49	34,782,655	39,688
5.000%, 11/1/49	3,459,975	3,854
5.500%, 12/1/48	2,560,460	2,931
5.500%, 6/1/49	6,960,976	8,023
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42 PO	4,360,430	4,655
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	1,875,175	1,920
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	5,251,434	5,321
Federal National Mortgage Association, Series 2013-30, Class CA 1.500%, 4/25/43	599,068	607
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	2,055,160	2,121
Federal National Mortgage Association, Series 2014-73, Class MA 2.500%, 11/25/44	1,276,261	1,351
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	6,546,545	6,772
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	6,659,029	6,937
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	12,752,932	13,222

Select Bond Portfolio

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	2,129,825	2,257
Federal National Mortgage Association, Series 2017-42, Class H 3.000%, 11/25/43	1,485,500	1,537
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,075,000	1,157
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	3,868,755	4,141
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	830,246	891
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	2,438,731	2,546
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	4,366,169	4,702
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	1,788,439	1,897
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	3,067,573	3,145
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	11,249,640	11,462
Freddie Mac, Series 5091, Class AB 1.500%, 3/25/51 Æ	7,630,000	7,630
Freddie Mac, Series 5092, Class DT 1.500%, 11/25/49 Æ	7,687,000	7,742
GCAT LLC, Series 2019-NQM1, Class A1 2.985%, (AFC), 2/25/59 144A S	738,620	741
Government National Mortgage Association
2.500%, 1/20/51	26,821,097	27,699
2.500%, 3/20/51	27,500,000	28,405
3.500%, 1/20/48	2,321,768	2,517
4.000%, 6/20/47	19,927,410	21,594
4.000%, 3/20/48	631,680	688
4.000%, 4/20/48	4,766,427	5,166
4.000%, 5/20/48	6,070,609	6,526
4.000%, 5/20/49	1,289,035	1,406
4.000%, 6/20/49	3,745,962	4,080
4.000%, 7/20/49	3,021,513	3,291
4.500%, 8/15/47	522,158	584
4.500%, 6/20/48	4,031,583	4,374
4.500%, 2/20/49	3,627,988	4,095
4.500%, 3/20/49	376,655	414
4.500%, 4/20/49	654,363	723
4.500%, 5/20/49	2,455,008	2,713
5.000%, 12/20/39	80,601	91
5.000%, 11/20/45	190,274	214
5.000%, 3/20/48	5,836,463	6,472
5.000%, 5/20/48	2,996,715	3,285
5.000%, 6/20/48	9,231,735	10,118
5.000%, 7/20/48	2,024,838	2,226
5.000%, 8/20/48	3,160,124	3,458

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 12/20/48	2,251,630	2,464
5.000%, 1/20/49	3,659,244	4,160
5.000%, 2/20/49	372,688	418
5.000%, 3/20/49	911,300	1,020
Government National Mortgage Association TBA
2.000%, 4/21/51	1,800,000	1,818
2.000%, 5/20/51	40,300,000	40,624
2.500%, 4/21/51	12,700,000	13,104
Government National Mortgage Association, Series 2012-141, Class WA 4.531%, 11/16/41	626,819	699
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	2,443,865	2,538
Government National Mortgage Association, Series 2018-11, Class PC 2.750%, 12/20/47	4,201,181	4,332
Government National Mortgage Association, Series 2019-31, Class JC 3.500%, 3/20/49	1,855,380	1,984
Government National Mortgage Association, Series 2019-32, Class NA 3.500%, 9/20/49	3,191,059	3,366
Government National Mortgage Association, Series 2021-23, Class MG 1.500%, 2/20/51	7,333,076	7,406
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,359
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	2,721,000	2,566
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	3,301,033	3,518
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5 3.774%, 8/15/47	1,198,000	1,293
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	1,323,000	1,408
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	5,537,242	5,739
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4 3.056%, 11/13/52	1,220,000	1,287
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	74,407	75
Mello Warehouse Securitization Trust, Series 2020-2, Class A
0.909%, (ICE LIBOR USD 1 Month plus 0.800%), 11/25/53 144A	3,220,000	3,223
Mello Warehouse Securitization Trust, Series 2021-1, Class A
0.809%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/55 144A	941,000	941

Select Bond Portfolio

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 3.176%, 8/15/45	736,000	754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249%, 2/15/48	434,000	466
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	2,018,000	1,926
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	1,575,395	1,601
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
SG Residential Mortgage Trust, Series 2019-3, Class A1 2.703%, (AFC), 9/25/59 144A	1,363,969	1,384
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	2,161,341	2,166
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	1,593,918	1,617
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	3,060,346	3,117
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	2,793,953	2,824
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A Æ	2,499,000	2,499
Uniform Mortgage Backed Security TBA
1.500%, 5/18/36	14,900,000	14,944
2.000%, 4/19/36	36,900,000	37,869
2.000%, 5/18/36	22,900,000	23,473
2.000%, 4/14/51	18,900,000	18,865
2.000%, 5/13/51	28,400,000	28,295
2.000%, 6/14/51	46,500,000	46,233
2.500%, 4/15/51 b	48,500,000	49,769
2.500%, 5/13/51 b	89,000,000	91,138
2.500%, 6/11/51	21,200,000	21,663
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 5/25/59 144A	2,277,907	2,283
Verus Securitization Trust, Series 2019-3, Class A1 2.784%, (AFC), 7/25/59 144A S	3,147,528	3,208
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A S	4,188,931	4,264
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	1,165,752	1,179
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	1,746,851	1,780
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	1,143,747	1,165

Structured Products (43.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	986,902	998
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	3,777,655	3,817
Verus Securitization Trust, Series 2020-5, Class A1 1.218%, (AFC), 5/25/65 144A S	828,885	831
Verus Securitization Trust, Series 2021-2, Class A1 0.815%, (AFC), 1/25/66 144A	2,681,241	2,671
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	3,450,708	3,449
Visio Trust, Series 2019-1, Class A1 3.572%, (AFC), 6/25/54 144A	1,031,403	1,038
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	2,224,940	2,235

Total		1,182,232

Total Structured Products (Cost: $1,445,127)		1,460,217

Short-Term Investments (8.2%)
Money Market Funds (8.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	268,748,627	268,749

Total		268,749

Structured Products (0.1%)
SLM Student Loan Trust, Series 2007-3, Class A4
0.278%, (ICE LIBOR USD 3 Month plus 0.060%), 1/25/22	2,851,902	2,753

Total		2,753

Utilities (0.1%)
Dominion Resources, Inc. 2.000%, 8/15/21	1,478,000	1,485
Duke Energy Corp. 1.800%, 9/1/21	2,212,000	2,222

Total		3,707

Total Short-Term Investments (Cost: $275,194)		275,209

Total Investments (113.4%) (Cost: $3,826,685)@		3,803,593

Other Assets, Less Liabilities (-13.4%)		(450,411)

Net Assets (100.0%)		3,353,182

Select Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $446,089 representing 13.3% of the net assets.

b

Cash or securities with an aggregate value of $438,860 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,826,685 and the net unrealized depreciation of investments based on that cost was $23,091 which is comprised of $38,014 aggregate gross unrealized appreciation and $61,105 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Municipal Bonds	$—	$13,665	$—
Corporate Bonds	—	989,135	—
Governments	—	1,065,367	—
Structured Products
Mortgage Securities	—	1,164,361	17,871
All Others	—	277,985	—
Short-Term Investments
Money Market Funds	268,749	—	—
All Others	—	6,460	—

Total Assets:	$268,749	$3,516,973	$17,871

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand